Shareholder Report, Holdings (Details)	Sep. 30, 2024
Columbia Select Large Cap Growth Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Large Cap Growth Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Class R | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Growth Fund - Class R | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Growth Fund - Class R | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Class R | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Class R | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Growth Fund - Class R | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Large Cap Growth Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Columbia Select Large Cap Growth Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Select Large Cap Growth Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Select Large Cap Growth Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Large Cap Growth Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Large Cap Growth Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Large Cap Growth Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Growth Fund - Class R | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Select Large Cap Growth Fund - Class R | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Select Large Cap Growth Fund - Class R | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Large Cap Growth Fund - Class R | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Large Cap Growth Fund - Institutional 3 Class | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Large Cap Growth Fund - Institutional 2 Class | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Large Cap Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Large Cap Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Institutional Class | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Growth Fund - Institutional Class | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Growth Fund - Institutional Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Institutional Class | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Growth Fund - Institutional Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Large Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Columbia Select Large Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Select Large Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Select Large Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Large Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Large Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Large Cap Growth Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Growth Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Select Large Cap Growth Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Select Large Cap Growth Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Large Cap Growth Fund - Institutional Class | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Large Cap Growth Fund - Advisor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Large Cap Growth Fund - Advisor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Advisor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Advisor Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Advisor Class | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Growth Fund - Advisor Class | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Growth Fund - Advisor Class | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Advisor Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Advisor Class | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Growth Fund - Advisor Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Large Cap Growth Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Columbia Select Large Cap Growth Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Select Large Cap Growth Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Select Large Cap Growth Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Large Cap Growth Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Large Cap Growth Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Large Cap Growth Fund - Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Growth Fund - Advisor Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Select Large Cap Growth Fund - Advisor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Select Large Cap Growth Fund - Advisor Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Large Cap Growth Fund - Advisor Class | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Large Cap Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Select Large Cap Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Large Cap Growth Fund - Class A | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Select Large Cap Growth Fund - Class A | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Select Large Cap Growth Fund - Class A | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Select Large Cap Growth Fund - Class A | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Select Large Cap Growth Fund - Class A | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Large Cap Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Columbia Select Large Cap Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Select Large Cap Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Select Large Cap Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Select Large Cap Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Select Large Cap Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Large Cap Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Large Cap Growth Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Large Cap Growth Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Select Large Cap Growth Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Select Large Cap Growth Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Select Large Cap Growth Fund - Class A | Semiconductor Materials and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%